LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Maturities Of Long-Term Debt) (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Long-term Debt, Excluding Current Maturities [Abstract]
First year	$ 300
Second year	135
Third year	16
Total long-term debt	$ 451